Guarantees and Contingent Liabilities - Contract or Notional Amount of Letters of Credit (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 11,917
Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	346
Less Than One Year [Member] | Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	5,552
Less Than One Year [Member] | Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	328
Greater Than One Year [Member] | Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	6,365
Greater Than One Year [Member] | Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 18